Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the SGX-ST Market (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	₨ 105,872.5	$ 1,624.4	₨ 92,121.3	₨ 145,854.8
4.625% senior notes [Member] | Repayment Of Long Term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	₨ 15,447.1	$ 237.0
Interest rate premium percentage	2.50%	2.50%